Stock options	12 Months Ended
Dec. 31, 2012
Stock Options Abstract
Stock options
4.	Stock Options

The Compensation Committee of the Board of Directors administers the Company’s stock option plan.  The Compensation Committee designates eligible participants to be included under the plan and approves the number of options to be granted from time to time under the plan. On June 24, 2010, at the Company’s annual meeting, shareholders approved an amendment to the Company’s Stock Option Plan (the “Plan Maximum Amendment”). The Plan Maximum Amendment relates to changing the maximum number of shares of common stock issuable under the Stock Option Plan from a fixed number of 20,000 to the number of shares that represent twenty five percent (25%) of the total number of all issued and outstanding shares of common stock from time to time. Based upon the current shares outstanding, a maximum of 6,290 options are authorized for issuance under the plan.  The option exercise price for all options issued under the plan is based on the fair value of the underlying shares on the date of grant. All options vest within three years or less and are exercisable for a period of seven years from the date of grant.  The stock option plan, as amended, allows the issuance of Canadian and U.S. dollar grants. A summary of the stock option transactions, for both the Canadian and U.S. dollar grants, through the year ended December 31, 2012 is below.

The following options granted under the stock option plan are exercisable in Canadian dollars:

		Exercise Price in Canadian Dollars
	Number of Options	Range	Weighted- average
Outstanding at December 31, 2010	3,901	0.63-58.50	$1.26
Granted	310	0.54-0.81	0.62
Reinstated(1)	10	5.04-35.10	8.93
Exercised	-	-	-
Cancelled	(50)	35.10 –58.50	49.39
Outstanding at December 31, 2011	4,171	0.54-0.81	0.78
Granted	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Outstanding at December 31, 2012	4,171	$0.54-0.81	$0.78

(1)	Includes 10 options reinstated to D. Scott Murray per severance agreement on March 8, 2011 which had either expired and or were cancelled prior to the agreed severance agreement.

Price in Canadian Dollars	# outstanding and exercisable at December 31, 2012	Weighted average remaining life (years)
$0.54	88	5.26
$0.63	303	5.42
$0.81	3,780	4.64
TOTAL	4,171	4.70

The following options granted under the stock option plan are exercisable in U.S. dollars:

		Exercise Price in U.S. Dollars
	Number of Options	Range	Weighted- average
Outstanding at December 31, 2010	721	$1.80 - 24.30	$9.90
Granted	138	0.50-0.63	0.54
Exercised	-	-	-
Reinstated(1)	104	$5.04-21.60	9.15
Outstanding at December 31, 2011	963	$0.50 - 24.30	$8.51
Granted	1,137	0.15-0.56	0.32
Exercised	-	-	-
Cancelled	(773)	$5.04-24.30	9.92
Outstanding at December 31, 2012	1,327	$0.15-11.34	0.67

(1) Includes104 options reinstated to D. Scott Murray per severance agreement on March 8, 2011 which were cancelled in error in 2010.

Price in US Dollars	# Outstanding at December 31, 2012	# Exercisable at December 31, 2012	Remaining life (years)
$0.15	33	33	6.62
$0.18	61	61	6.38
$0.20	254	254	6.25
$0.35	689	689	6.89
$0.50	94	94	6.10
$0.56	100	100	6.97
$0.63	45	45	5.64
$1.80	4	4	2.71
$5.04	7	7	1.92
$5.22	2	2	2.41
$7.20	2	2	1.70
$10.26	23	23	1.37
$11.34	13	13	1.33
	1,327	1,327	6.44

Pursuant to employment agreements dated May 3, 2010 between the Company and each of Robert Andrade, Rostislav Raykov and Thomas Spector (collectively Messrs. Andrade, Raykov and Spector) and conditional upon the approval of the amended Stock Option Plan, the Board approved the grant to each, Messrs. Andrade, Raykov and Spector an option to purchase up to 5.0% of Adherex’s common stock estimated by the Company to be outstanding upon completion of the proposed rights offering announced by the Company on April 20, 2010. On August 18, 2010, Messrs. Andrade, Raykov and Spector were each granted 971,885 options and on August 19, 2011 Messrs. Andrade, Raykov and Spector were each granted 51,152 options.

Pursuant to Independent Director Agreements dated May 3, 2010 for each of Dr. Porter and Messrs. Breen and Bussandri and conditional upon the approval of the amended Stock Option Plan, the Board approved the grant to each Dr. Porter and Messrs. Breen and Bussandri an option to purchase up to 1.33% of Adherex’s common stock estimated by the Company to be outstanding upon completion of the proposed rights offering announced by the Company on April 20, 2010. On August 18, 2010,each of Dr. Porter and Messrs. Breen and Bussandri were granted 255,759 options and on August 19, 2011,each of Dr. Porter and Messrs. Breen and Bussandri were granted 16,369 options.

Effective upon the Continuance, Chris A. Rallis and Steven D. Skolsky were appointed as members of the Board of Directors and Dr. Arthur T. Porter, William G. Breen and Claudio F. Bussandri resigned from the Board of Directors. In addition, each of the new directors has entered into an Independent Director Agreement with the Company, dated as of August 25, 2011, which provides for (i) cash compensation in the form of $ 1,500 per board meeting attended, and (ii) non-cash compensation in the form of a grant of options to purchase shares of the Company’s common stock having an aggregate value equal to $5,000 (with price per share and exercise price based on the value of the Company’s common stock as of the date of grant) per board meeting attended. The options immediately vested when granted and are otherwise subject to the terms and conditions of the Company’s stock option plan, as amended. The Independent Director Agreement also provides for the reimbursement of such director’s reasonable travel and related expenses incurred in the course of attending board meetings. Stock compensation expense for the fiscal years ended December 31, 2012 and 2011 was $326 and $250 respectively.  These amounts have been included in the general and administrative expenses for the respective periods. The weighted average fair value per share of options granted during the fiscal years ended December 31, 2012 and 2011 was $0.29 and $0.56, respectively. The intrinsic value (being the difference between the share price as at December 31, 2012 and exercise price) of stock options outstanding at December 31, 2012 was NIL.

The fair values of options granted in fiscal years ended December 31, 2012 and 2011 were estimated on the date the options were granted based on the Black-Scholes option-pricing model, using the following weighted average assumptions:

	Year Ended December 31, 2012	Year Ended December 31, 2011
Expected dividend	0%	0%
Risk-free interest rate	1.09-1.26%	1.85-2.5%
Expected volatility	118-133%	121-132%
Expected life	7 years	7 years

The Company uses the historical volatility and adjusts for available relevant market information pertaining to the Company’s share price.